SCHEDULE OF RELATED PARTIES (Details) (Parenthetical) - USD ($)		6 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Related Party Transaction [Line Items]
Other liabilities current		$ 3,835,083	$ 2,067,178
Ming Chia Huang [Member]
Related Party Transaction [Line Items]
Debt face amount		1,649,904
Repayment of loan		38,319
Balance due amount increase		1,611,585
Other liabilities current	[1]	$ 2,965,637	1,354,052
Ming Chia Huang [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Annual interest rate		3.50%
Ming Chia Huang [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Annual interest rate		7.00%
Ming Chao Huang [Member]
Related Party Transaction [Line Items]
Annual interest rate		6.00%
Debt face amount		$ 206,216
Repayment of loan		40,726
Balance due amount increase		165,490
Other liabilities current	[2]	$ 669,672	$ 504,182

[1]	The Company continuously entered into certain loan arrangements with Ming-Chia Huang and obtained loans from him with annual interest rates ranging from 3.5% to 7.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chia Huang in the aggregate amount of approximately US$1,649,904, and repaid approximately US$38,319. The balance due to Ming-Chia Huang increased by approximately US$1,611,585, from US$1,354,052 as of December 31, 2025 to US$2,965,637 as of June 30, 2026.
[2]	The Company continuously entered into certain loan arrangements with Ming-Chao Huang and obtained loans from him with an annual interest rate of 6.0%. During the six months ended June 30, 2026, the Company obtained additional loans from Ming-Chao Huang in the aggregate amount of approximately US$206,216, and repaid approximately US$40,726. The balance due to Ming-Chao Huang increased by approximately US$165,490, from US$504,182 as of December 31, 2025 to US$669,672 as of June 30, 2026.